TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current taxes	$ 513	$ 341	$ 580
Deferred taxes expense (benefit)	97	(236)	20
Write off of prepaid and withholding taxes	1,066	1,536	1,828
Change in expense associated with tax positions for current year	500
Income tax expense	$ 2,176	$ 1,641	$ 2,428